SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Convenience rate	7.2993						7.2993
Distoken Acquisition Corporation [Member]
Product Information [Line Items]
Cash	$ 15,073		$ 96,486				¥ 15,073	¥ 96,486
Cash equivalents								¥ 0	0
Assets held in trust account									0
Income tax payable | $	447,288		434,911
Income tax expense benefit	$ 12,377	¥ 12,377	$ 434,911	¥ 434,911
Warrants outstanding | shares	7,617,500		7,617,500				7,617,500	7,617,500
Dilutive securities | shares			0	0	0	0
FDIC insured coverage amount								¥ 250,000
Taxes payables							¥ 447,288	434,911
Sales and excise tax payable, current							326,939	195,456
Deposits							250,000
Distoken Acquisition Corporation [Member] | State Administration of Taxation, China [Member]
Product Information [Line Items]
Income tax payable			$ 630,367					630,367
Distoken Acquisition Corporation [Member] | Chinese Income Tax Resident [Member]
Product Information [Line Items]
Income tax expense benefit		131,483		¥ 195,456		¥ 0
Youlife International Holdings Inc [Member]
Product Information [Line Items]
Income tax payable	$ 299,000		54,000				2,182,000	385,000	15,462,000
Income tax expense benefit	1,519,000	11,090,000	(4,261,000)	(30,256,000)		18,551,000
Deposits			1,101,000					¥ 7,817,000	911,000
Foreign currency exchange differences recognized			$ 420,000	3,000,000
Convenience rate	7.2993		7.0999				7.2993	7.0999
Net losses	$ 7,176,000	52,388,000	$ (11,165,000)	(79,272,000)		91,095,000
Shareholders' deficit	57,143,000		47,364,000				¥ 417,106,000	¥ 336,281,000	¥ 384,429,000
Net decrease in cash and cash equivalents from continuing operations	$ 8,071,000	¥ 58,918,000	$ 17,675,000	¥ 125,487,000		¥ 164,847,000
Net current assets							¥ 376,544
Youlife International Holdings Inc [Member] | CHINA | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk, geographic			95.00%	95.00%	95.00%	95.00%
Youlife International Holdings Inc [Member] | Minimum [Member]
Product Information [Line Items]
Credit period	30 days	30 days	30 days	30 days
Youlife International Holdings Inc [Member] | Minimum [Member] | CHINA
Product Information [Line Items]
Concentration Risk, Geographic	95	95	95	95	95	95
Youlife International Holdings Inc [Member] | Maximum [Member]
Product Information [Line Items]
Credit period	90 days	90 days	90 days	90 days
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	3 years		3 years				3 years	3 years
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	10 years		10 years				10 years	10 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life	2 years		2 years				2 years	2 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Maximum [Member]
Product Information [Line Items]
Estimated useful life	10 years		10 years				10 years	10 years
Youlife International Holdings Inc [Member] | Trademarks [Member]
Product Information [Line Items]
Estimated useful life	10 years		10 years				10 years	10 years